Share-based Payment Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) yr mo	Dec. 31, 2018 GBP (£) yr mo	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	€ 67,000,000		€ 60,000,000	€ 44,000,000
2014 Performance Share Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	€ 63,000,000		56,000,000	37,000,000
Percentage of awards subject to TSR measure	50.00%	50.00%
Percentage of awards measured against a tailored sector peer group	25.00%	25.00%
Percentage of awards measured against the FTSE All-World Construction & Materials index	25.00%	25.00%
Percentage of awards subject to cashflow measure	50.00%	50.00%
Fair value portion of awards subject to total share holder return against peer group	€ 13.52		17.43	11.94
Fair value portion of awards subject to total share holder return against index	13.18		14.99	10.52
Fair value portion of awards subject to cash flow performance and awards with no performance conditions	€ 28.32		€ 33.21	€ 24.87
Service period	One or three-year	One or three-year
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo	37	37
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo	61	61
2010 Savings Related Share Option Schemes [member] | Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Participants monthly savings from net salaries	€ 500	£ 500
Fixed period of monthly savings | yr	5	5
Discount rate percentage of market price on date of invitation of each savings contract	15.00%
2010 Savings Related Share Option Schemes [member] | Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Fixed period of monthly savings | yr	3	3